17. EVENTS AFTER REPORTING DATE (Details)	12 Months Ended
Jan. 31, 2022
Details
Subsequent Event, Date	Feb. 07, 2022
Description of nature of non-adjusting event after reporting period	George Heyman, BC Minister of Environment and Climate Change Strategy, and Bruce Ralston, BC Minister of Energy, Mines and Low Carbon Innovation decided that an EAC would not be issued for the Morrison Copper/Gold Project